Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Credit Losses	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Movement of Allowance for Credit Losses [Abstract]
Beginning balance	$ 19,022	$ 2,436	$ 80,379
Recovery	(11,767)	(1,507)	(79,490)
Addition	113,365	14,519	18,133
Ending balance	$ 120,620	$ 15,448	$ 19,022